Loans receivable (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 13, 2023	Feb. 22, 2023	Feb. 09, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	Oct. 28, 2022
Loans receivable
Impairment amount								$ 27,107	$ 3,600
Provision for expected credit losses								(9,723)
Loans receivable
Loans receivable
Total financial assets	$ 21,486							21,486	11,096
Current financial assets	2,500							2,500
Non-current financial assets	18,986							18,986	11,096
Loans receivable | Before provision for expected credit losses
Loans receivable
Total financial assets	31,209							31,209	11,096
Loans receivable | Provision for expected credit losses
Loans receivable
Provision for expected credit losses								(9,723)
Loan Receivable - Nevada Copper
Loans receivable
Additional loan provided		$ 2,500	$ 2,500		$ 3,300	$ 3,300
Loan Receivable - Nevada Copper | Nevada Copper
Loans receivable
Senior credit facility, maximum borrowing capacity under the new tranche											$ 25,000
Loan Receivable - Nevada Copper | Loans receivable | Before provision for expected credit losses
Loans receivable
Total financial assets	11,840							11,840
Loan Receivable - Elevation Gold
Loans receivable
Interest rate (percent)						10.00%
Additional loan provided						$ 5,500	$ 2,000
Repayments per quarter										$ 630
Loan Receivable - Elevation Gold | Loans receivable
Loans receivable
Provision for expected credit losses	(9,700)
Loan Receivable - Elevation Gold | Loans receivable | Before provision for expected credit losses
Loans receivable
Total financial assets	17,731							17,731
Convertible Debenture - Excelsior Mining
Loans receivable
Interest rate (percent)				10.00%
Amount invested				$ 1,500
Convertible Debenture - Excelsior Mining | Loans receivable | Before provision for expected credit losses
Loans receivable
Total financial assets	$ 1,638							1,638
Bridge Financing - Stornoway Diamonds | Loans receivable
Loans receivable
Impairment amount								$ 11,700
Bridge Financing - Stornoway Diamonds | Loans receivable | Before provision for expected credit losses
Loans receivable
Total financial assets									$ 11,096